RESTATEMENT OF 2010 AUDITED FINANCIALS (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Changes and Error Corrections [Abstract]
Schedule of the impact of the restatements
	As of
	December 31, 2010
	As Reported	As Restated

Additional paid in capital	$537,561	$261,174
Accumulated deficit	$(4,356,100)	$(4,079,713)

	For the Year Ended December 31, 2010
	As Reported	As Restated

Sales, general and administration	$3,650,959	$3,464,810
Total operating expense	$3,739,144	$3,552,994
Operating loss	$(3,053,613)	$(2,867,464)
Net loss	$(3,053,613)	$(2,867,464)